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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER
13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2001

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               November 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   222

Form 13F Information Table Value Total:   $178,590 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
A T & T                            Com        001957 10 9        961         32,729   Shared-Def    2,3,5    32,729
A T & T                            Com        001957 10 9        106          3,595   Shared-Def     2,3      3,595
A T & T                            Com        001957 10 9        197          6,697   Shared-Def    1,2,3     6,697
AXA Finl Inc                       Com        002451 10 2      1,848         40,300   Shared-Def    2,3,5    40,300
AXA Finl Inc                       Com        002451 10 2         96          2,100   Shared-Def     2,3      2,100
AXA Finl Inc                       Com        002451 10 2        399          8,700   Shared-Def    1,2,3     8,700
Alcoa Inc                          Com        013817 10 1        182          7,200   Shared-Def     2,3      7,200
Alcoa Inc                          Com        013817 10 1        213          8,400   Shared-Def              8,400
Alcoa Inc                          Com        013817 10 1        152          6,000   Shared-Def    1,2,3     6,000
Alcoa Inc                          Com        013817 10 1        213          8,400   Shared-Def    2,3,5     8,400
America Online Inc Del             Com        02364J 10 4       4569         85,000   Shared-Def     2,3     85,000
America Online Inc Del             Com        02364J 10 4       1236         23,000   Shared-Def             23,000
America Online Inc Del             Com        02364J 10 4       1516         28,200   Shared-Def    1,2,3    28,200
America Online Inc Del             Com        02364J 10 4       1978         36,800   Shared-Def    2,3,5    36,800
Amgen Inc                          Com        031162 10 0        503          7,200   Shared-Def     2,3      7,200
Amgen Inc                          Com        031162 10 0        587          8,400   Shared-Def              8,400
Amgen Inc                          Com        031162 10 0        419          6,000   Shared-Def    1,2,3     6,000
Amgen Inc                          Com        031162 10 0        587          8,400   Shared-Def    2,3,5     8,400
Associates First Cap Corp          Com        046008 10 8      1,501         39,500   Shared-Def    2,3,5    39,500
Associates First Cap Corp          Com        046008 10 8         80          2,100   Shared-Def     2,3      2,100
Associates First Cap Corp          Com        046008 10 8        319          8,400   Shared-Def    1,2,3     8,400
Bestfoods                          Com        08658U 10 1      5,740         78,900   Shared-Def    2,3,5    78,900
Bestfoods                          Com        08658U 10 1        306          4,200   Shared-Def     2,3      4,200
Bestfoods                          Com        08658U 10 1      1,229         16,900   Shared-Def    1,2,3    16,900
Cisco Sys Inc                      Com        17275R 10 2        425          7,700   Shared-Def     2,3      7,700
Cisco Sys Inc                      Com        17275R 10 2        359          6,500   Shared-Def              6,500
Cisco Sys Inc                      Com        17275R 10 2        332          6,000   Shared-Def    1,2,3     6,000
Cisco Sys Inc                      Com        17275R 10 2        431          7,800   Shared-Def    2,3,5     7,800
Coca Cola Co                       Com        191216 10 0        595         10,800   Shared-Def     2,3     10,800
Coca Cola Co                       Com        191216 10 0        496          9,000   Shared-Def              9,000
Coca Cola Co                       Com        191216 10 0        441          8,000   Shared-Def    1,2,3     8,000
Coca Cola Co                       Com        191216 10 0        562         10,200   Shared-Def    2,3,5    10,200
Colgate Palmolive                  Com        194162 10 3        566         12,000   Shared-Def     2,3     12,000
Colgate Palmolive                  Com        194162 10 3        510         10,800   Shared-Def             10,800
Colgate Palmolive                  Com        194162 10 3        444          9,400   Shared-Def    1,2,3     9,400
Colgate Palmolive                  Com        194162 10 3        557         11,800   Shared-Def    2,3,5    11,800

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Colt Telecom Group PLC        Sponsored ADR   196877 10 4        441          4,000   Shared-Def     2,3      4,000
Du Pont E I De Nemours & Co        Com        263534 10 9        226          5,450   Shared-Def     2,3      5,450
Du Pont E I De Nemours & Co        Com        263534 10 9        207          5,000   Shared-Def              5,000
Du Pont E I De Nemours & Co        Com        263534 10 9        166          4,000   Shared-Def    1,2,3     4,000
Du Pont E I De Nemours & Co        Com        263534 10 9        249          6,000   Shared-Def    2,3,5     6,000
Dura Pharmaceuticals Inc           Com        26632S 10 9      1,380         39,000   Shared-Def    2,3,5    39,000
Dura Pharmaceuticals Inc           Com        26632S 10 9         74          2,100   Shared-Def     2,3      2,100
Dura Pharmaceuticals Inc           Com        26632S 10 9        297          8,400   Shared-Def    1,2,3     8,400
Dura Pharmaceuticals Inc           Com        26632S 10 9        269          7,600   Shared-Def     2,3      7,600
Dura Pharmaceuticals Inc           Com        26632S 10 9        290          8,200   Shared-Def              8,200
Dura Pharmaceuticals Inc           Com        26632S 10 9        212          6,000   Shared-Def    1,2,3     6,000
Dura Pharmaceuticals Inc           Com        26632S 10 9        290          8,200   Shared-Def    2,3,5     8,200
Electronic Data Sys New            Com        285661 10 4        992         23,900   Shared-Def     2,3     23,900
Electronic Data Sys New            Com        285661 10 4      1,307         31,500   Shared-Def             31,500
Electronic Data Sys New            Com        285661 10 4        801         19,300   Shared-Def    1,2,3    19,300
Electronic Data Sys New            Com        285661 10 4      1,050         25,300   Shared-Def    2,3,5    25,300
Exxon Mobil Corp                   Com        30231G 10 2        232          2,600   Shared-Def     2,3      2,600
Exxon Mobil Corp                   Com        30231G 10 2        285          3,200   Shared-Def              3,200
Exxon Mobil Corp                   Com        30231G 10 2        178          2,000   Shared-Def    1,2,3     2,000
Exxon Mobil Corp                   Com        30231G 10 2        285          3,200   Shared-Def    2,3,5     3,200
Federal Home Ln Mtg Corp           Com        313400 30 1        270          5,000   Shared-Def     2,3      5,000
Federal Home Ln Mtg Corp           Com        313400 30 1        270          5,000   Shared-Def              5,000
Federal Home Ln Mtg Corp           Com        313400 30 1        216          4,000   Shared-Def    1,2,3     4,000
Federal Home Ln Mtg Corp           Com        313400 30 1        324          6,000   Shared-Def    2,3,5     6,000
Firstar Corp New Wis               Com        33763V 10 9         81          3,600   Shared-Def     2,3      3,600
Firstar Corp New Wis               Com        33763V 10 9         94          4,200   Shared-Def              4,200
Firstar Corp New Wis               Com        33763V 10 9         67          3,000   Shared-Def    1,2,3     3,000
Firstar Corp New Wis               Com        33763V 10 9         94          4,200   Shared-Def    2,3,5     4,200
Fort James Corp                    Com        347471 10 4      4,627        151,400   Shared-Def    2,3,5   151,400
Fort James Corp                    Com        347471 10 4        254          8,300   Shared-Def     2,3      8,300
Fort James Corp                    Com        347471 10 4      1,070         35,000   Shared-Def    1,2,3    35,000
Harcourt Gen Inc                   Com        41163G 10 1      4,655         78,900   Shared-Def    2,3,5    78,900
Harcourt Gen Inc                   Com        41163G 10 1        248          4,200   Shared-Def     2,3      4,200
Harcourt Gen Inc                   Com        41163G 10 1        997         16,900   Shared-Def    1,2,3    16,900
HealthSouth Corp              3.25% Conv '03  421924 AF 8      2,680      3,200,000   Shared-Def    2,3,5
HealthSouth Corp              3.25% Conv '03  421924 AF 8      3,287      3,925,000   Shared-Def     2,3
HealthSouth Corp              3.25% Conv '03  421924 AF 8      2,722      3,250,000   Shared-Def
HealthSouth Corp              3.25% Conv '03  421924 AF 8        314        375,000   Shared-Def    1,2,3
Hilton Hotels Corp             5% Conv '06    432848 AL 3      2,091      2,500,000   Shared-Def    2,3,5
Hilton Hotels Corp             5% Conv '06    432848 AL 3      3,638      4,350,000   Shared-Def     2,3
Hilton Hotels Corp             5% Conv '06    432848 AL 3      3,115      3,725,000   Shared-Def
Hilton Hotels Corp             5% Conv '06    432848 AL 3        355        425,000   Shared-Def    1,2,3

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                     Com        437076 10 2        265          5,000   Shared-Def     2,3      5,000
Home Depot Inc                     Com        437076 10 2        265          5,000   Shared-Def              5,000
Home Depot Inc                     Com        437076 10 2        212          4,000   Shared-Def    1,2,3     4,000
Home Depot Inc                     Com        437076 10 2        318          6,000   Shared-Def    2,3,5     6,000
Honeywell Intl Inc                 Com        438516 10 6      2,590         72,700   Shared-Def     2,3     72,700
Honeywell Intl Inc                 Com        438516 10 6      1,247         35,000   Shared-Def             35,000
Honeywell Intl Inc                 Com        438516 10 6        652         18,300   Shared-Def    1,2,3    18,300
Honeywell Intl Inc                 Com        438516 10 6        855         24,000   Shared-Def    2,3,5    24,000
Intel Corp                         Com        458140 10 0        450         10,800   Shared-Def     2,3     10,800
Intel Corp                         Com        458140 10 0        400          9,600   Shared-Def              9,600
Intel Corp                         Com        458140 10 0        250          6,000   Shared-Def    1,2,3     6,000
Intel Corp                         Com        458140 10 0        400          9,600   Shared-Def    2,3,5     9,600
Intermedia Communications Inc      Com        458801 10 7      1,162         39,400   Shared-Def    2,3,5    39,400
Intermedia Communications Inc      Com        458801 10 7         65          2,200   Shared-Def     2,3      2,200
Intermedia Communications Inc      Com        458801 10 7        248          8,400   Shared-Def    1,2,3     8,400
Intl Paper Co                      Com        460146 10 3        103          3,600   Shared-Def     2,3      3,600
Intl Paper Co                      Com        460146 10 3        120          4,200   Shared-Def              4,200
Intl Paper Co                      Com        460146 10 3         86          3,000   Shared-Def    1,2,3     3,000
Intl Paper Co                      Com        460146 10 3        120          4,200   Shared-Def    2,3,5     4,200
Juniper Networks Inc               Com        481905 10 4        153            700   Shared-Def     2,3        700
Juniper Networks Inc               Com        481905 10 4        131            600   Shared-Def                600
Juniper Networks Inc               Com        481905 10 4        109            500   Shared-Def    1,2,3       500
Juniper Networks Inc               Com        481905 10 4        131            600   Shared-Def    2,3,5       600
Lauder Estee Cos Inc               Com        518439 10 4        454         12,400   Shared-Def     2,3     12,400
Lauder Estee Cos Inc               Com        518439 10 4        505         13,800   Shared-Def             13,800
Lauder Estee Cos Inc               Com        518439 10 4        366         10,000   Shared-Def    1,2,3    10,000
Lauder Estee Cos Inc               Com        518439 10 4        505         13,800   Shared-Def    2,3,5    13,800
Lilly Eli & Co                     Com        532457 10 8        300          3,700   Shared-Def     2,3      3,700
Lilly Eli & Co                     Com        532457 10 8        325          4,000   Shared-Def              4,000
Lilly Eli & Co                     Com        532457 10 8        243          3,000   Shared-Def    1,2,3     3,000
Lilly Eli & Co                     Com        532457 10 8        349          4,300   Shared-Def    2,3,5     4,300
Lucent Technologies Inc            Com        549463 10 7      1,559         51,000   Shared-Def     2,3     51,000
Mail-Well Inc                  5% Conv '02    560321 AD 3      1,259      1,625,000   Shared-Def    2,3,5
Mail-Well Inc                  5% Conv '02    560321 AD 3        349        450,000   Shared-Def     2,3
Mail-Well Inc                  5% Conv '02    560321 AD 3      2,054      2,650,000   Shared-Def
Mail-Well Inc                  5% Conv '02    560321 AD 3        213        275,000   Shared-Def    1,2,3
Mascotech Inc                 4.5% Conv '03   574670 AB 1      1,199      1,750,000   Shared-Def    2,3,5
Mascotech Inc                 4.5% Conv '03   574670 AB 1      1,028      1,500,000   Shared-Def
Mascotech Inc                 4.5% Conv '03   574670 AB 1        171        250,000   Shared-Def    1,2,3
Motorola Inc                       Com        620076 10 9        378         13,400   Shared-Def     2,3     13,400
Motorola Inc                       Com        620076 10 9        338         12,000   Shared-Def             12,000
Motorola Inc                       Com        620076 10 9        282         10,000   Shared-Def    1,2,3    10,000
Motorola Inc                       Com        620076 10 9        412         14,600   Shared-Def    2,3,5    14,600

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Nabisco Hldgs Corp                 Com        629526 10 4      1,467         27,300   Shared-Def    2,3,5    27,300
Nabisco Hldgs Corp                 Com        629526 10 4         75          1,400   Shared-Def     2,3      1,400
Nabisco Hldgs Corp                 Com        629526 10 4        339          6,300   Shared-Def    1,2,3     6,300
Nabisco Group Hldg Corp            Com        62952P 10 2      4,443        155,900   Shared-Def    2,3,5   155,900
Nabisco Group Hldg Corp            Com        62952P 10 2        234          8,200   Shared-Def     2,3      8,200
Nabisco Group Hldg Corp            Com        62952P 10 2      1,023         35,900   Shared-Def    1,2,3    35,900
Nextel Communications Inc          Com        65332V 10 3        145          3,100   Shared-Def     2,3      3,100
Nextel Communications Inc          Com        65332V 10 3        117          2,500   Shared-Def              2,500
Nextel Communications Inc          Com        65332V 10 3        117          2,500   Shared-Def    1,2,3     2,500
Nextel Communications Inc          Com        65332V 10 3        136          2,900   Shared-Def    2,3,5     2,900
Nokia Corp                         Com        654902 20 4        398         10,000   Shared-Def     2,3     10,000
Nokia Corp                         Com        654902 20 4        398         10,000   Shared-Def             10,000
Nokia Corp                         Com        654902 20 4        319          8,000   Shared-Def    1,2,3     8,000
Nokia Corp                         Com        654902 20 4        478         12,000   Shared-Def    2,3,5    12,000
Nortel Networks Corp New           Com        656568 10 2        268          4,500   Shared-Def     2,3      4,500
Nortel Networks Corp New           Com        656568 10 2        250          4,200   Shared-Def              4,200
Nortel Networks Corp New           Com        656568 10 2        214          3,600   Shared-Def    1,2,3     3,600
Nortel Networks Corp New           Com        656568 10 2        280          4,700   Shared-Def    2,3,5     4,700
Old Guard Group Inc                Com        679783 10 0        373         31,500   Shared-Def     2,3     31,500
Omnicare Inc                   5% Conv '07    681904 AD 0      3,094      4,125,000   Shared-Def    2,3,5
Omnicare Inc                   5% Conv '07    681904 AD 0      3,525      4,700,000   Shared-Def     2,3
Omnicare Inc                   5% Conv '07    681904 AD 0      2,813      3,750,000   Shared-Def
Omnicare Inc                   5% Conv '07    681904 AD 0        319        425,000   Shared-Def    1,2,3
Pfizer Inc                         Com        717081 10 3        449         10,000   Shared-Def     2,3     10,000
Pfizer Inc                         Com        717081 10 3        449         10,000   Shared-Def             10,000
Pfizer Inc                         Com        717081 10 3        360          8,000   Shared-Def    1,2,3     8,000
Pfizer Inc                         Com        717081 10 3        539         12,000   Shared-Def    2,3,5    12,000
Proctor & Gamble Co                Com        742718 10 9        509          7,600   Shared-Def     2,3      7,600
Proctor & Gamble Co                Com        742718 10 9        549          8,200   Shared-Def              8,200
Proctor & Gamble Co                Com        742718 10 9        402          6,000   Shared-Def    1,2,3     6,000
Proctor & Gamble Co                Com        742718 10 9        549          8,200   Shared-Def    2,3,5     8,200
Royal Dutch Pete Co                Com        780257 80 4        222          3,700   Shared-Def     2,3      3,700
Royal Dutch Pete Co                Com        780257 80 4        240          4,000   Shared-Def              4,000
Royal Dutch Pete Co                Com        780257 80 4        180          3,000   Shared-Def    1,2,3     3,000
Royal Dutch Pete Co                Com        780257 80 4        258          4,300   Shared-Def    2,3,5     4,300
Schering Plough Corp               Com        806605 10 1        288          6,200   Shared-Def     2,3      6,200
Schering Plough Corp               Com        806605 10 1        581         12,500   Shared-Def             12,500
Schering Plough Corp               Com        806605 10 1        233          5,000   Shared-Def    1,2,3     5,000
Schering Plough Corp               Com        806605 10 1        316          6,800   Shared-Def    2,3,5     6,800
Staples Inc                        Com        855030 10 2        369         26,000   Shared-Def     2,3     26,000
Staples Inc                        Com        855030 10 2        426         30,000   Shared-Def             30,000

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc                        Com        855030 10 2        284         20,000   Shared-Def    1,2,3    20,000
Staples Inc                        Com        855030 10 2        426         30,000   Shared-Def    2,3,5    30,000
Steinway Musical Instrs Inc        Com        858495 10 4        359         20,575   Shared-Def    2,3,5    20,575
Sunrise Assisted Living Inc   5.5% Conv '02   86768K AC 0      2,285      2,550,000   Shared-Def    2,3,5
Sunrise Assisted Living Inc   5.5% Conv '02   86768K AC 0        515        575,000   Shared-Def     2,3
Sunrise Assisted Living Inc   5.5% Conv '02   86768K AC 0      3,137      3,500,000   Shared-Def
Sunrise Assisted Living Inc   5.5% Conv '02   86768K AC 0        336        375,000   Shared-Def    1,2,3
Tellabs Inc                        Com        879664 10 0        320          6,700   Shared-Def     2,3      6,700
Tellabs Inc                        Com        879664 10 0        353          7,400   Shared-Def              7,400
Tellabs Inc                        Com        879664 10 0        258          5,400   Shared-Def    1,2,3     5,400
Tellabs Inc                        Com        879664 10 0        358          7,500   Shared-Def    2,3,5     7,500
Telxon Corp                        Com        879700 10 2      1,883        107,600   Shared-Def    2,3,5   107,600
Telxon Corp                        Com        879700 10 2         98          5,600   Shared-Def     2,3      5,600
Telxon Corp                        Com        879700 10 2        432         24,700   Shared-Def    1,2,3    24,700
Thermo Electron Corp          4.25% Conv '03  883556 AF 9      2,241      2,375,000   Shared-Def    2,3,5
Thermo Electron Corp          4.25% Conv '03  883556 AF 9         24         25,000   Shared-Def     2,3
Thermo Electron Corp          4.25% Conv '03  883556 AF 9      1,392      1,475,000   Shared-Def
Thermo Electron Corp          4.25% Conv '03  883556 AF 9        118        125,000   Shared-Def    1,2,3
Time Warner Inc                    Com        887315 10 9      4,875         62,300   Shared-Def    2,3,5    62,300
Time Warner Inc                    Com        887315 10 9        250          3,200   Shared-Def     2,3      3,200
Time Warner Inc                    Com        887315 10 9      1,135         14,500   Shared-Def    1,2,3    14,500
Tower Automotive Inc           5% Conv '04    891707 AE 1      1,205      1,625,000   Shared-Def    2,3,5
Tower Automotive Inc           5% Conv '04    891707 AE 1      1,964      2,650,000   Shared-Def     2,3
Tower Automotive Inc           5% Conv '04    891707 AE 1      1,483      2,000,000   Shared-Def
Tower Automotive Inc           5% Conv '04    891707 AE 1        167        225,000   Shared-Def    1,2,3
Tyco Intl Ltd New                  Com        902124 10 6        623         12,000   Shared-Def     2,3     12,000
Tyco Intl Ltd New                  Com        902124 10 6        519         10,000   Shared-Def             10,000
Tyco Intl Ltd New                  Com        902124 10 6        519         10,000   Shared-Def    1,2,3    10,000
Tyco Intl Ltd New                  Com        902124 10 6        571         11,000   Shared-Def    2,3,5    11,000
Tycom Ltd                          Com        G9144B 10 6        138          3,600   Shared-Def     2,3      3,600
Tycom Ltd                          Com        G9144B 10 6        161          4,200   Shared-Def              4,200
Tycom Ltd                          Com        G9144B 10 6        115          3,000   Shared-Def    1,2,3     3,000
Tycom Ltd                          Com        G9144B 10 6        161          4,200   Shared-Def    2,3,5     4,200
Union Carbide Corp                 Com        905581 10 4      2,978         78,900   Shared-Def    2,3,5    78,900
Union Carbide Corp                 Com        905581 10 4        159          4,200   Shared-Def     2,3      4,200
Union Carbide Corp                 Com        905581 10 4        638         16,900   Shared-Def    1,2,3    16,900
United Technologies Corp           Com        913017 10 9        152          2,200   Shared-Def     2,3      2,200
United Technologies Corp           Com        913017 10 9        173          2,500   Shared-Def              2,500
United Technologies Corp           Com        913017 10 9        125          1,800   Shared-Def    1,2,3     1,800
United Technologies Corp           Com        913017 10 9        173          2,500   Shared-Def    2,3,5     2,500
Verizon Communications             Com        92343V 10 4        703         14,514   Shared-Def    2,3,5    14,514
Verizon Communications             Com        92343V 10 4         27            564   Shared-Def     2,3        564

                                                     FORM 13F INFORMATION TABLE
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          Col. 1                  Col. 2        Col. 3        Col. 4       Col. 5       Col. 6     Col. 7             Col. 8
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                                                           Fair Market    Shares or   Investment    Other        Voting Authority
Name of Issuer                Title of Class   CUSIP No.   Val (x$1000)     Prn Amt   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications             Com        92343V 10 4        156          3,222   Shared-Def    1,2,3     3,222
Voicestream Wireless Corp          Com        928615 10 3      7,161         61,700   Shared-Def    2,3,5    61,700
Voicestream Wireless Corp          Com        928615 10 3        395          3,400   Shared-Def     2,3      3,400
Voicestream Wireless Corp          Com        928615 10 3      1,613         13,900   Shared-Def    1,2,3    13,900
Wal Mart Stores Inc                Com        931142 10 3        553         11,500   Shared-Def     2,3     11,500
Wal Mart Stores Inc                Com        931142 10 3        496         10,300   Shared-Def             10,300
Wal Mart Stores Inc                Com        931142 10 3        457          9,500   Shared-Def    1,2,3     9,500
Wal Mart Stores Inc                Com        931142 10 3        563         11,700   Shared-Def    2,3,5    11,700
Webb Del Corp                      Com        947423 10 9      3,283        118,300   Shared-Def    2,3,5   118,300
Webb Del Corp                      Com        947423 10 9        175          6,300   Shared-Def     2,3      6,300
Webb Del Corp                      Com        947423 10 9        705         25,400   Shared-Def    1,2,3    25,400
Wells Fargo & Co New               Com        949746 10 1        689         15,000   Shared-Def     2,3     15,000
Wells Fargo & Co New               Com        949746 10 1        556         12,100   Shared-Def             12,100
Wells Fargo & Co New               Com        949746 10 1        482         10,500   Shared-Def    1,2,3    10,500
Wells Fargo & Co New               Com        949746 10 1      1,075         23,400   Shared-Def    2,3,5    23,400
Wesley Jessen Visioncare Inc       Com        951018 10 0      3,690         96,000   Shared-Def    2,3,5    96,000
Wesley Jessen Visioncare Inc       Com        951018 10 0        200          5,200   Shared-Def     2,3      5,200
Wesley Jessen Visioncare Inc       Com        951018 10 0        788         20,500   Shared-Def    1,2,3    20,500
                                                             178,590